Marketable Securities with Contractual Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	$ 1,448,859	$ 1,167,187
Gross unrealized gains up to one year	15	63
Gross unrealized losses up to one year	(6,232)	(1,984)
Fair value up to one year	1,442,642	1,165,266
Amortized cost, over one year through five years	2,312,609	2,456,715
Gross unrealized gains, over one year through five years	1,368	518
Gross unrealized losses, over one year through five years	(26,632)	(19,918)
Fair value, over one year through five years	2,287,345	2,437,315
Government And Corporate Debentures Fixed Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	1,203,258	1,026,555
Gross unrealized gains up to one year	9	48
Gross unrealized losses up to one year	(5,017)	(1,698)
Fair value up to one year	1,198,249	1,024,905
Amortized cost, over one year through five years	1,819,541	1,985,849
Gross unrealized gains, over one year through five years	1,089	384
Gross unrealized losses, over one year through five years	(21,630)	(15,204)
Fair value, over one year through five years	1,799,001	1,971,029
Government Sponsored Enterprises
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	231,699	112,951
Gross unrealized gains up to one year	6	1
Gross unrealized losses up to one year	(1,200)	(275)
Fair value up to one year	230,505	112,677
Amortized cost, over one year through five years	383,190	424,619
Gross unrealized gains, over one year through five years	278
Gross unrealized losses, over one year through five years	(4,092)	(4,687)
Fair value, over one year through five years	379,376	419,932
Government And Corporate Debentures Floating Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	13,902	27,681
Gross unrealized gains up to one year		14
Gross unrealized losses up to one year	(15)	(11)
Fair value up to one year	13,887	27,684
Amortized cost, over one year through five years	109,878	46,247
Gross unrealized gains, over one year through five years	1	134
Gross unrealized losses, over one year through five years	(910)	(27)
Fair value, over one year through five years	$ 108,969	$ 46,354